Financial income and expenses - Subscripts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings information
Interest expenses related to sale of receivables	€ 12	€ 31	€ 94
Impairment charges	39	241	38
Emerging markets credit-impaired customer
Borrowings information
Allowance for expected credit losses	32	58
Loans to customer
Borrowings information
Impairment charges			64
Nokia Shanghai Bell Co., Ltd
Borrowings information
Expense (income) due to change in fair value of financial liability	€ 33	€ 79	€ 64